Restricted investments	12 Months Ended
Dec. 31, 2017
Restricted investments
Restricted investments

8. Restricted investments

Restricted financial investments are comprised of deposits to guarantee some of our loans (FINEM to purchase aircraft, engines and equipment) required by certain financial institutions, which were invested in floating rate CDBs - Bank Certificate Deposits and DI — Investments linked to the Interbank Deposit interest rate. The return on these investments varies from 100.0% to 101.0% of the CDI rate.